Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based compensation
Note 19 — Share-based compensation
Equity Incentive Plans
The Company maintains a 2018 Stock and Incentive Plan (as amended from time to time, the “LTIP”), which provides for the grant of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock and stock units, performance stock and stock units awards, dividend equivalents and other share-based awards to eligible participants. The number of SVS reserved for issuance from time to time under the LTIP is calculated as 10% of the aggregate number of SVS and MVS outstanding on an “as-converted” basis.
Virtual Employee Share Options
In the second quarter of 2025, the Company granted VSOs in connection with the Company’s prior acquisition of Four20 in September 2022. The VSOs were granted to certain employees of Four20 and vest over a 36-month requisite service period ending December 31, 2025, with payment contingent on a qualifying “Exit Event”, as defined in the underlying plan agreement. Settlement of the Company’s outstanding VSO obligations is expected to occur in the first half of 2026.
Share-based compensation consisted of the following for the years ended December 31, 2025 and 2024:

	Years Ended
	December 31, 2025	December 31, 2024
Equity-classified awards:
Stock options	$8,268	$9,374
Performance stock units	10,660	1,705
Restricted stock units	11,779	14,617
Share-based compensation expense: equity-classified awards	30,707	25,696
Liability-classified awards:
Virtual share option awards(1)	5,029	—
Share-based compensation expense: liability-settled awards	5,029	—
Total share-based compensation expense	$35,736	$25,696

(1) Includes the cumulative share-based compensation expense recognized for VSOs granted during the second quarter of 2025, for which the requisite service periods retroactively commenced in January 2023.

Stock options
As of December 31, 2025 and 2024, total unamortized compensation cost related to unvested stock options was $12.2 million and $13.7 million, respectively, which the Company expects to recognize over a weighted-average period of 1.95 and 2.00 years, respectively.
The total intrinsic value of stock options exercised and the total fair value of stock options vested during the years ended December 31, 2025 and 2024 were as follows:

	Years Ended
	December 31, 2025	December 31, 2024
Total intrinsic value of options exercised	$4,807	$208
Total fair value of shares vested	5,256	8,353
Significant assumptions used to estimate the fair value of the Company’s stock options granted during the years ended December 31, 2025 and 2024 were as follows:

Years Ended
	December 31, 2025	December 31, 2024
Expected volatility	72% — 79%	71% — 74%
Expected life in years	6.16 - 6.24	6.01 - 6.02
Expected dividends(1)	—%	—%
Risk-free interest rate (based on government bonds)	3.81% — 4.21%	3.63% — 4.52%

(1) The Company has never paid cash dividends nor expects to pay cash dividends in the foreseeable future.
The Company’s stock options activity and related information during the years ended December 31, 2025 and 2024 were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at January 1, 2025	29,661,070	$4.982
Forfeited	(6,852,414)	7.311
Expired(1)	(2,213,794)	8.959
Exercised	(1,864,272)	0.137
Granted	13,125,215	1.093
Outstanding at December 31, 2025	31,855,805	$2.886	6.65	$28,364
Options exercisable at December 31, 2025	10,122,969	$3.532	3.05	$10,928

(1) Includes adjustments for changes in estimates.

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at January 1, 2024	27,932,603	$5.290
Forfeited	(1,461,492)	4.514
Expired(1)	(430,377)	14.740
Exercised	(75,391)	2.060
Granted	3,695,727	3.532
Outstanding at December 31, 2024	29,661,070	$4.982	5.50	$8,846
Options exercisable at December 31, 2024	16,718,254	$5.540	3.40	$8,778

(1) Includes adjustments for changes in estimates.
Performance stock units
As of December 31, 2025 and 2024, total unamortized compensation cost related to unvested performance stock units was $10.7 million and $2.3 million, respectively, which the Company expected to recognize over a weighted-average period of 1.53 and 1.41 years, respectively.
The Company’s PSU activity and related information for the years ended December 31, 2025 and 2024 were as follows:

	Number of PSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2025	1,889,582	$3.81
Forfeited	(1,750,337)	2.81
Vested	(359,948)	3.45
Granted	10,011,139	0.94
Unvested at December 31, 2025	9,790,436	$1.06
Inception-to-date PSUs vested at December 31, 2025	756,485	$3.16

	Number of PSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2024	2,024,121	$2.89
Forfeited	(2,141,826)	3.37
Vested	(396,537)	2.89
Granted	2,403,824	4.04
Unvested at December 31, 2024	1,889,582	$3.81
Inception-to-date PSUs vested at December 31, 2024	396,537	$2.89
Modifications
During the year ended December 31, 2025, the Company modified the performance targets for PSUs granted in 2025. The modification resulted in incremental compensation cost of $19.1 million, which will be recognized prospectively over the remaining service period.
Restricted stock units
As of December 31, 2025 and 2024, total unamortized compensation cost related to unvested restricted stock units was $33.9 million and $15.7 million, respectively, which the Company expected to recognize over a weighted-average period of 2.39 years and 1.95 years, respectively.
The Company’s RSU activity and related information for the years ended December 31, 2025 and 2024 were as follows:

	Number of RSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2025	6,333,784	$3.63
Forfeited	(2,394,476)	2.09
Vested	(2,618,222)	3.88
Granted	25,224,914	1.39
Unvested at December 31, 2025	26,546,000	$1.61
Inception-to-date RSUs vested at December 31, 2025	11,679,617	$5.92

	Number of RSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2024	6,145,959	$4.12
Forfeited	(2,459,478)	4.06
Vested	(3,228,557)	4.33
Granted	5,875,860	3.68
Unvested at December 31, 2024	6,333,784	$3.63
Inception-to-date RSUs vested at December 31, 2024	9,061,395	$6.51